Acquisitions (Components Of Intangible Assets) (Details) (Nokia Corporation [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
	Apr. 14, 2009 Y
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	$ 36,944
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	11,909	[1]
Total intangible assets, Useful life	2	[1]
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	20,058	[2]
Total intangible assets, Useful life	3	[2]
In Process Research And Development [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	2,741	[3]
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	1,280
Total intangible assets, Useful life	0.5
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	$ 956	[4]
Total intangible assets, Useful life	3	[4]

[1]	Customer relationships represent the underlying relationships and agreements with Nokia's installed customer base.
[2]	Core technology represents a combination of Nokia processes, patents and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company's products.
[3]	In-process research and development ("IPR&D") represents incomplete Nokia research and development projects that had not reached technological feasibility and had no alternative future use as of the date of the acquisition. The asset was fully amortized in 2010 as the Company abandoned the development efforts.
[4]	Trade names value represents the recognition value of Nokia's brand name as a result of advertising expenditures for customer relations and the technological development to provide consistent, leading edge products and a strong research and development commitment by the Company.